Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 79,078	$ 78,583
Capitalized costs	5,409	3,095
Accruals and reserves	4,610	4,830
Inventory reserves	267	402
Stock compensation	382	368
Loss on unrealized currency translation	166	160
Research and development credits	2,490	2,490
Financial guarantee liabilities	5,410	5,320
Lease liability	197	4
Provision for credit losses	368	119
Gross deferred tax assets	98,377	95,371
Valuation allowance	(97,628)	(94,446)
Net deferred tax assets	749	925
Deferred tax liabilities
Revaluation of convertible promissory notes	(448)	(742)
Contract assets	(3)	(8)
ROU assets	(298)	(175)
Gross deferred tax liabilities	(749)	(925)
Increase in valuation allowance	$ 3,200	$ 3,200